Intangible fixed assets	12 Months Ended
Sep. 30, 2023
Intangible fixed assets
Intangible fixed assets

11.    Intangible fixed assets

	Digital	Project
	Bills of	Development
	Exchange	Costs	QuantumCloudTM	Website	Total
	$'000	$'000	$'000	$'000	$'000
Cost
At 1 October 2020	—	8,777	—	—	8,777
Additions	—	8,881	201	—	9,082
Foreign exchange on translation	—	376	—	—	376
At 30 September 2021	—	18,034	201	—	18,235
Additions	—	25,021	273	—	25,294
Foreign exchange on translation	—	(3,238)	—	—	(3,238)
At 30 September 2022	—	39,817	474	—	40,291
Additions	1,414	12,438	1,409	150	15,411
Impairment	—	(17,601)	—	—	(17,601)
Assets reclassified as held for sale	—	(38,677)	—	—	(38,677)
Foreign exchange on translation	—	4,079	—	—	4,079
At 30 September 2023	1,414	56	1,883	150	3,503
Amortisation
At 1 October 2020	—	—	—	—	—
Charge	—	—	—	—	—
At 30 September 2021	—	—	—	—	—
Charge	—	—	—	—	—
At 30 September 2022	—	—	—	—	—
Charge	—	—	(89)	—	(89)
At 30 September 2023	—	—	(89)	—	(89)
Net Book Value
At 30 September 2023	1,414	56	1,794	150	3,414
At 30 September 2022	—	39,817	474	—	40,291
At 30 September 2021	—	18,034	201	—	18,235

The Group’s intangible assets under development are internally generated and the Group has not yet begun amortisation of these finite useful economic life assets with the exception of QuantumCloudTM which has started to generate revenue. $1.883 million (2022: $0.474 million) of these capitalised costs relate to QuantumCloudTM.

An impairment test was performed for the year ended September 30, 2023, which considered the value of existing contracts and forecasted revenues. An impairment of $17.6 million was deemed necessary for the satellite. No impairment was deemed necessary for the other intangibles. The Group has begun amortisation for QuantumCloudTM and will begin amortisation of the remaining intangible assets when they are available for use.